Pay vs Performance Disclosure	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

2024 Pay Versus Performance

We are providing the following information about the relationship between “Compensation Actually Paid” (“CAP”) to our named executive officers and certain financial performance as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K. Please see the Compensation Discussion and Analysis on page 28 for additional information regarding our pay-for-performance philosophy and how target and realized compensation aligns with our performance.

	Summary Compensation Table Total for PEO(1)		Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:
Year		Compensation Actually Paid to PEO(2)			Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income ($millions)(7)	Adjusted Earnings Per Share(8)
2024	$22,575,468	$46,818,133	$5,361,640	$7,722,515	$389	$176	$3,794	$10.80
2023	$20,493,989	$72,736,550	$4,342,153	$12,735,262	$279	$150	$3,218	$9.12
2022	$14,284,434	$10,446,270	$3,855,204	$2,870,949	$178	$127	$2,462	$7.57
2021	$19,513,270	$48,551,202	$5,727,120	$10,481,891	$192	$135	$2,144	$6.62
2020	$17,473,747	$26,381,517	$4,183,787	$5,937,818	$131	$111	$1,410	$4.91

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]
(3)	The amounts reported represent the average of Summary Compensation Table total compensation reported for the Company’s named executive officers, excluding Mr. Arnold, in each respective year. The named executive officers included in each respective year are:

2024	2023	2022	2021	2020
Olivier Leonetti	Ernest Marshall	Brian Brickhouse	Brian Brickhouse	April Boise
Ernest Marshall	Heath Monesmith	Heath Monesmith	Richard Fearon	Richard Fearon
Heath Monesmith	Paulo Ruiz	Paulo Ruiz	Heath Monesmith	Heath Monesmith
Paulo Ruiz	Thomas Okray	Tom Okray	Thomas Okray	Uday Yadav
Thomas Okray		Uday Yadav	Uday Yadav

Peer Group Issuers, Footnote [Text Block]	Cumulative TSR of the S&P Industrial 500, assuming a fixed investment of $100 as of December 31, 2019.
PEO Total Compensation Amount	$ 22,575,468	$ 20,493,989	$ 14,284,434	$ 19,513,270	$ 17,473,747
PEO Actually Paid Compensation Amount	$ 46,818,133	72,736,550	10,446,270	48,551,202	26,381,517
Adjustment To PEO Compensation, Footnote
The adjustments made to determine compensation actually paid for Mr. Arnold are as follows:

Year	Summary Compensation Table Total	Equity Awards Deducted from Summary Compensation Table Total(i)	Equity Award Adjustment to Summary Compensation Table Total(ii)	Changes in Pension Value Deducted from Summary Compensation Table Total(iii)	Pension Adjustment to Summary Compensation Table Total(iv)	Compensation Actually Paid
2024	$22,575,468	($16,178,227)	$40,970,207	($1,209,689)	$660,374	$46,818,133
2023	$20,493,989	($13,041,773)	$66,048,804	($1,462,965)	$698,495	$72,736,550
2022	$14,284,434	($10,502,416)	$5,973,862	-	$690,390	$10,446,270
2021	$19,513,270	($11,849,767)	$43,200,170	($3,163,742)	$851,271	$48,551,202
2020	$17,473,747	($11,031,669)	$26,786,309	($4,082,258)	($2,764,612)	$26,381,517
(i)	The sum of the values of stock and option awards reported in the Summary Compensation Table for each reported year.

(ii)	The equity award adjustments for each applicable year include the addition or subtraction, as applicable, of the following: (a) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (b) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (c) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (d) when applicable, for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (e) the dollar value of any dividends or other earnings on stock awards in the applicable year prior to vesting.
(iii)	The change in pension values as reported in the Summary Compensation Table for each respective year.
(iv)	On December 31, 2020, we froze our defined benefit pension plans as described on page 43. This plan amendment did not establish a prior service cost base as the reduction in the projected benefit obligation due to the elimination of future pay increases was accounted for as a curtailment. The adjustments shown correspond with the service cost and changes to the benefit obligation due to the plan amendment as reflected in our financial statements.

Non-PEO NEO Average Total Compensation Amount	$ 5,361,640	4,342,153	3,855,204	5,727,120	4,183,787
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,722,515	12,735,262	2,870,949	10,481,891	5,937,818
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The dollar amounts reported represent the average CAP to the named executive officers, excluding Mr. Arnold. The amounts below do not represent total amounts earned or realized by the named executive officers as they include amounts of unvested equity awards that are subject to performance and/or service requirements and may or may not be earned. As described in footnotes (2), (i), (ii), (iii) and (iv) above, the following adjustments were made to Summary Compensation Table total compensation to calculate CAP in accordance with Item 402(v) of regulation S-K:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Equity Awards Deducted from Summary Compensation Table Total for Non-PEO NEOs	Average Equity Award Adjustment to Summary Compensation Table Total for Non-PEO NEOs	Average Changes in Pension Value Deducted from Summary Compensation Table Total for Non-PEO NEOs(i)	Average Pension Adjustment to Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2024	$5,361,640	($4,594,607)	$6,036,672	($555)	-	$7,722,515
2023	$4,342,153	($2,225,639)	$10,618,918	($170)	-	$12,735,262
2022	$3,855,204	($1,879,751)	$891,917	($132,796)	$138,761	$2,870,949
2021	$5,727,120	($3,332,641)	$8,367,368	($445,286)	$95,341	$10,481,891
2020	$4,183,787	($2,522,397)	$5,543,111	($630,389)	($1,058,522)	$5,937,818
(i)	Mr. Brickhouse, Mr. Fearon and Mr. Yadav earned benefits under the Pension Plan for Eaton employees as described on page 54. Mr. Monesmith participated in the Cooper Pension Plan which was merged with the Pension Plan for Eaton Employees, but receives no further benefit under the Pension Plan for Eaton Employees. All other named executive officers participate in our defined contribution plans.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP and Total Shareholder Return:

We use a variety of quantitative and qualitative metrics to align compensation with our performance and the value we are delivering to our shareholders. In accordance with Item 402(v) of Regulation S-K, the following graph illustrates that the CAP to Mr. Arnold and the average CAP to the other named executive officers is aligned with our cumulative TSR which has exceeded the TSR of the S&P 500 Industrials over the years presented in the Pay Versus Performance Table (PVP Table). The comparison between CAP and TSR is relevant because a significant portion of our named executive officers’ compensation is delivered in the form of equity. Specifically, 76% of Mr. Arnold’s target total compensation and, on average, 57% of the other named executive officers’ target total compensation is delivered in a combination of restricted share units, performance share units, and stock options. Moreover, relative TSR over a three-year period serves as the performance criteria for purposes of our performance-based long-term incentive plan.

Compensation Actually Paid vs. Net Income [Text Block]

CAP and Net Income:

Although Net Income is a required metric for purposes of the PVP Table, it is not a measure we use in our short- or long-term incentive plans and is not a factor the Committee considers in determining pay for our named executive officers. The graph below presents CAP and Net Income for each of the years reported in the PVP Table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP and Adjusted EPS:

The following chart demonstrates the correlation between CAP to Mr. Arnold and the average CAP to other named executive officers relative to Adjusted EPS. Adjusted EPS serves as one of two primary financial measures in our short-term incentive plan, although the Committee does consider other qualitative and quantitative factors when determining actual short-term incentive awards. On a target basis, short-term incentives represent 15% of Mr. Arnold’s target total compensation and 22%, on average, of the other named executive officers’ total compensation. Because it is a metric in our short-term incentive plan and of critical interest to our shareholders, we have determined that Adjusted EPS is the most important metric (not otherwise required to be disclosed in the PVP Table) used to link CAP to our performance for the most recently completed fiscal year. CAP varies from year to year because a significant portion of compensation is delivered in equity and subject to the appreciation or depreciation in our share price.

Tabular List [Table Text Block]

Financial Performance Measures

We design our executive compensation plans to help attract, motivate, reward, and retain highly qualified executives who are capable of creating and sustaining value for our shareholders. The metrics and performance criteria used in our short- and long-term incentive plans were selected based on their link to shareholder value creation over the long-term. Please see “2024 Short-Term Incentive Awards” on page 38 and “Long-Term Incentives Granted in 2024” on page 41 for more information on the rationale for using these metrics. The most important financial performance metrics used to link pay and performance for the most recently completed fiscal year are:

■	Adjusted EPS which equals the fully-diluted earnings per share, excluding acquisition integration and divestiture costs, restructuring costs and intangible amortization reported in the Company’s financial statements;
■	Adjusted Operating Cash Flow which equals operating cash flow excluding U.S. qualified pension contributions; and,
■	Total Shareholder Return.

Total Shareholder Return Amount					131	$ 192	$ 178	$ 279	$ 389
Peer Group Total Shareholder Return Amount					111	$ 135	$ 127	$ 150	$ 176
Net Income (Loss) Attributable to Parent	$ 3,794,000,000	$ 3,218,000,000	$ 2,462,000,000	$ 2,144,000,000	$ 1,410,000,000
Company Selected Measure Amount | $ / shares	10.80	9.12	7.57	6.62	4.91
PEO Name	Mr. Arnold	Mr. Arnold	Mr. Arnold	Mr. Arnold	Mr. Arnold
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS which equals the fully-diluted earnings per share, excluding acquisition integration and divestiture costs, restructuring costs and intangible amortization reported in the Company’s financial statements;
Non-GAAP Measure Description [Text Block]	Adjusted EPS equals fully-diluted earnings per share, excluding acquisition integration and divestiture costs, restructuring costs and intangible amortization reported in the Company’s financial statements. We have determined that Adjusted EPS is the most important annual measure used to link CAP to company performance for the most recently completed fiscal year.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Cash Flow which equals operating cash flow excluding U.S. qualified pension contributions; and,
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return.
Equity Awards Deducted From Summary Compensation Table Total [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (16,178,227)	$ (13,041,773)	$ (10,502,416)	$ (11,849,767)	$ (11,031,669)
Equity Award Adjustment To Summary Compensation Table Total [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	40,970,207	66,048,804	5,973,862	43,200,170	26,786,309
Changes In Pension Value Deducted From Summary Compensation Table Total [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,209,689)	(1,462,965)	(0)	(3,163,742)	(4,082,258)
Pension Adjustment To Summary Compensation Table Total [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	660,374	698,495	690,390	851,271	(2,764,612)
Average Equity Awards Deducted From Summary Compensation Table Total For Non P E O N E Os [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,594,607)	(2,225,639)	(1,879,751)	(3,332,641)	(2,522,397)
Average Equity Award Adjustment To Summary Compensation Table Total For Non P E O N E Os [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,036,672	10,618,918	891,917	8,367,368	5,543,111
Average Changes In Pension Value Deducted From Summary Compensation Table Total For Non P E O N E Os [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(555)	(170)	(132,796)	(445,286)	(630,389)
Average Pension Adjustment To Summary Compensation Table Total For Non P E O N E O [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (0)	$ (0)	$ 138,761	$ 95,341	$ (1,058,522)